Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Property, Plant and Equipment
	2020	2019
Mold	$5,300	$5,300
Total property, plant and equipment	5,300	5,300

Less: accumulated depreciation	(4,669)	(3,912)

Property, plant, equipment, net	$631	$1,388